John L. Reizian
Vice President and Associate General Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1106
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John L. Reizian@LFG.com

VIA EDGAR

May 4, 2010

U. S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC  20549-0506

Re:         Lincoln Life Flexible Premium Variable Life Account JF-A
The Lincoln National Life Insurance Company
File No. 333-144272; 811-4160; CIK No. 000757552
Rule 497(j) Filing

To the Commission:

On behalf of The Lincoln National Life Insurance Company and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln, as Registrant, hereby certifies that the form of Prospectus and Statement of Additional Information for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent post-effective amendment filed electronically on April 21, 2010.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel